Average Annual Total Returns - FidelityContrafund-KPRO - FidelityContrafund-KPRO - Fidelity Contrafund	Mar. 01, 2023
Fidelity Contrafund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(28.22%)
Past 5 years	8.60%
Past 10 years	12.50%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%